Share-Based Payments - Performance Share Awards (PSAs) Activity (Details) - Performance Shares [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares | shares	4,024
Granted, shares | shares	1,833
Vested, shares | shares	(112)	[1]
Forfeited, shares | shares	(463)
Nonvested, end of period, shares | shares	5,282
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 36.22
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	35.74
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	39.58	[1]
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	37.12
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 43.65

[1]	Includes the modification of a few PSAs to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.The following table provides data related to all PSA activity: Year Ended December 31,(MILLIONS OF DOLLARS) 2018 2017 2016Total fair value of shares vested(a) $4 $58 $9Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax $41 $34 $30Weighted-average period over which PSA cost is expected to be recognized (years) 1.8 1.8 1.8